Other assets, net (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Other Assets [Line Items]
Opening balance	$ 26,503	$ 26,675
Closing balance	25,196	26,503
Gross carrying amount [Member]
Other Assets [Line Items]
Opening balance	39,243	37,791
Additions	357	1,641
Disposals	(17)	(189)
Closing balance	39,583	39,243
Accumulated depreciation, amortisation and impairment [member]
Other Assets [Line Items]
Opening balance	12,740	11,116
Additions	1,647	(1,628)
Transfers		(4)
Disposals	0
Closing balance	14,387	12,740
Patents And Industrial Property [Member] | Gross carrying amount [Member]
Other Assets [Line Items]
Opening balance	14,709	13,862
Additions	292	1,014
Disposals	0	(167)
Closing balance	15,001	14,709
Rights-of-use [member] | Gross carrying amount [Member]
Other Assets [Line Items]
Opening balance	13,720	13,611
Additions		109
Disposals	0	0
Closing balance	13,720	13,720
Rights-of-use [member] | Accumulated depreciation, amortisation and impairment [member]
Other Assets [Line Items]
Opening balance	8,165	7,434
Additions	718	731
Transfers		0
Disposals	0
Closing balance	8,883	8,165
Software licenses [member] | Gross carrying amount [Member]
Other Assets [Line Items]
Opening balance	10,814	10,318
Additions	65	518
Disposals	(17)	(22)
Closing balance	10,862	10,814
Software licenses [member] | Accumulated depreciation, amortisation and impairment [member]
Other Assets [Line Items]
Opening balance	4,575	3,682
Additions	929	897
Transfers		(4)
Disposals	0
Closing balance	$ 5,504	$ 4,575